CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 163,079	$ 595,732
Accounts receivable	69,455	59,352
Inventory	3,899	2,371
Prepaid expenses and other current assets	0	1,581
Total current assets	236,433	659,036
Property and equipment, net	127,068	174,964
Operating lease, right-of-use assets	34,870	117,169
Total assets	398,371	951,169
Current liabilities:
Accounts payable and accrued expenses	203,993	123,768
Accounts payable, related party	172,014	107,084
Other payable	895,000	895,000
Operating lease, right-of-use obligation, current portion	18,915	71,256
Contract liability	8,737	25,905
Notes payable, current portion	34,275	33,502
Promissory notes, shareholder, current portion	100,000	0
Short-term debt, net of unamortized discount	625,000	586,952
Total current liabilities	2,057,934	1,843,467
Long-term liabilities:
Operating lease, right-of-use obligation, long term portion	14,158	27,274
Notes payable, net of current portion	57,258	82,383
Promissory notes, shareholder, net of current	150,000	0
Total long term liabilities	221,416	109,657
Total liabilities	2,279,350	1,953,124
Stockholders' deficit:
Common stock, $0.001 par value, 495,000,000 shares authorized, 6,810,322 shares and 30,224,653 shares issued, 6,810,322 shares and 6,090,205 shares outstanding	6,810	30,225
Additional paid-in capital	21,961,889	26,352,142
Accumulated deficit	(23,515,665)	(22,071,742)
Repurchased shares	(80,000)	(80,000)
Deposit for future common stock subscriptions	0	121,055
Treasury stock:
Total stockholders' deficit	(1,880,979)	(1,001,955)
Total liabilities and stockholders' deficit	398,371	951,169
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock, Value, Issued	2,380	2,420
Treasury stock:
Treasury Stock, Preferred, Value	(179,368)	(179,368)
Series B Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock, Value, Issued	2,856	3,412
Treasury stock:
Treasury Stock, Preferred, Value	(79,882)	(79,882)
Series C Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock, Value, Issued	1	1
Common Stock Treasury [Member]
Treasury stock:
Treasury Stock, Preferred, Value	$ 0	$ (5,100,218)